Average Annual Total Returns - FidelityOTCPortfolio-KPRO - FidelityOTCPortfolio-KPRO - Fidelity OTC Portfolio	Sep. 29, 2023
Fidelity OTC Portfolio - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(32.12%)
Past 5 years	11.00%
Past 10 years	16.45%
NS004
Average Annual Return:
Past 1 year	(32.54%)
Past 5 years	9.67%
Past 10 years	14.43%